INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Amounts Due To and From Other Unconsolidated Affiliates (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
Amounts due from investments in unconsolidated affiliates presented within trade receivables	$ 621,282	$ 538,177
Amounts due from investments in unconsolidated affiliates presented within other receivables	120,986	117,069
Amounts due from investments in unconsolidated affiliates presented within other assets	17,149	17,401
Amounts due to investments in unconsolidated affiliates presented within accounts payable	(599,445)	(670,904)
Other Unconsolidated Affiliates | Related Party
Schedule of Equity Method Investments [Line Items]
Amounts due from investments in unconsolidated affiliates presented within trade receivables	19,026	25,066
Amounts due from investments in unconsolidated affiliates presented within other receivables	4,334	4,138
Amounts due from investments in unconsolidated affiliates presented within other assets	8,904	9,220
Amounts due to investments in unconsolidated affiliates presented within accounts payable	$ (10,451)	$ (10,514)